SUBSEQUENT EVENTS (Details) - Senior secured loan facility agreement	Mar. 05, 2026 USD ($) D tranche
Senior secured loan facility
SUBSEQUENT EVENTS
Number of loan tranches | tranche	2
Borrowings, interest rate	9.25%
Debt instrument term	24 months
Debt instrument additional borrowing term	6 months
Quarterly administration fees percentage	0.50%
Senior secured loan facility | Non-transferable warrants
SUBSEQUENT EVENTS
Term of warrant	24 months
Warrant exercise price premium percentage	25.00%
Warrant exercise threshold trading days | D	20
Senior secured loan facility | Non-transferable warrants, Tranche one
SUBSEQUENT EVENTS
Aggregate value of securities	$ 3,750,000
Senior secured loan facility | Non-transferable warrants, Tranche two
SUBSEQUENT EVENTS
Aggregate value of securities	1,875,000
Senior secured loan facility | Maximum
SUBSEQUENT EVENTS
Gross investment	75,000,000
Senior secured loan facility, Tranche one
SUBSEQUENT EVENTS
Gross investment	50,000,000
Senior secured loan facility, Tranche two
SUBSEQUENT EVENTS
Gross investment	$ 25,000,000